Redemption Receivable, Net - Schedule of Redemption Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Redemption Receivable, Net [Abstract]
Redemption receivable	$ 8,277,333
Less: allowance for expected credit loss	(54,579)
Redemption receivable, net	$ 8,222,754